Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes stock option activity under the Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term
			(in years)
Options outstanding at December 31, 2020 (1)	19,444,178	1.78	7.9
Granted	4,909,367	4.88
Exercised	(923,200)	1.40
Forfeited, canceled, or expired	(2,166,498)	2.96

Options outstanding at December 31, 2021	21,263,847	2.40	7.2

Vested and expected to vest at December 31, 2021	21,263,847	2.40	7.2
Exercisable at December 31, 2021	12,651,086	1.91	6.3

(1)	These amounts have been adjusted to correctly present the prior period activity and options outstanding at December 31, 2020.

Summary of Restricted Stock Units Activity
The following table summarizes stock RSU activity under the Plan:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2020	—	$—
RSU granted	866,402	$4.08
RSU vested	—	$—
RSU forfeited	(82,500)	$5.35

Outstanding as of December 31, 2021	783,902	$3.94

Summary of the Stock Based Compensation Expense based on Roles and Responsibilities of the Employees
The following table summarizes the components of total stock-based compensation expense based on roles and responsibilities of the employees within the Consolidated Statements of Operations:

	Year Ended December 31,
	2021	2020
Cost of revenue	$432	$39
Research and development	2,859	1,000
Sales and marketing	2,307	327
General and administrative	6,036	794

	$11,634	$2,160

Schedule of Fair Value of all Stock Based Compensation was Estimated using the Assumptions at the Date of the Grant
The fair value of all stock-based compensation was estimated using the following assumptions at the date of the grant:

Year Ended December 31,
	2021	2020
Risk-free interest rate	0.6% - 1.4%	0.4% - 1.5%
Expected volatility factor	66.9% - 70.0%	44.9% - 68.4%
Expected option life	5.0 - 6.08 years	5.1 - 6.8 years
Expected dividend yield	—	—